Excelsior Funds, Inc.

Excelsior Funds Trust

Excelsior Tax-Exempt Funds, Inc.

Supplement dated February 8, 2008 to the following Prospectuses and

Statements of Additional Information

Intermediate-Term Tax-Exempt Fund

New York Intermediate-Term Tax-Exempt Fund

Equity Opportunities Fund

High Yield Fund

International Equity Fund

Pacific/Asia Fund

Blended Equity Fund

Large Cap Growth Fund

Intermediate-Term Bond Fund

Real Estate Fund

Long-Term Tax-Exempt Fund

Short-Term Tax-Exempt Securities Fund

Equity Income Fund

Mid Cap Value and Restructuring Fund

International Fund

Core Bond Fund

Energy and Natural Resources Fund

Short-Term Government Securities Fund

Fixed Income Funds – Shares Class Prospectus, dated July 1, 2007,

as most recently supplemented through December 31, 2007

Institutional Funds – Institutional Shares Class Prospectus, dated July 1, 2007,

as most recently supplemented through December 31, 2007

Equity Funds – Shares Class Prospectus, dated July 1, 2007,

as most recently supplemented through December 31, 2007

Retirement Shares Class Prospectus, dated July 1, 2007,

as most recently supplemented through December 31, 2007

Equity Funds – Class A and Class C Shares Prospectus, dated October 1, 2007,

as most recently supplemented through December 31, 2007

Statements of Additional Information, each dated July 1, 2007,

as most recently supplemented through December 31, 2007

Statement of Additional Information, dated October 1, 2007,

as amended November 6, 2007, as most recently

supplemented through December 31, 2007

This supplement provides new and additional information beyond that contained in the Prospectuses and Statements of Additional Information and should be read in conjunction with the Prospectuses and Statements of Additional Information.

Effective on or about February 15, 2008, each advisory contract pursuant to which United States Trust Company, National Association, through its separately identifiable New York Asset Management Division (“USTNA”), provides advisory services to Excelsior Funds will be assigned to USTNA’s affiliate, USTA, Inc. Both USTNA and USTA, Inc. are wholly-owned subsidiaries of Bank of America Corporation. The Board of Trustees/Directors of Excelsior Funds Trust, Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. approved the transfer at a meeting held on December 12, 2007, in anticipation of the merger of USTNA into Bank of America, N.A., which is scheduled to take place on February 22, 2008. This transfer will not change (i) the way in which the Excelsior Funds are managed, including the level of services provided, (ii) the team of investment professionals providing services to the Excelsior Funds, or (iii) the management fees the Excelsior Funds pay.

EXC-47/149051-0208